Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000165025 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165025 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000165025 | Sanmina Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000165025 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165025 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165025 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000165025 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165025 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165025 | Others
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000165024 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000165024 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165024 | Centrus Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165024 | Napco Security Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165024 | Aurinia Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165024 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000165024 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165024 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165024 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000173876 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173876 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173876 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000173876 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173876 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173876 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173876 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173876 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173876 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173876 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000173876 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000173876 | AA-
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000173876 | A+
Holdings [Line Items]
Percent of Net Asset Value	8.71%
C000173876 | A
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000173876 | A-
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000173876 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	16.71%
C000173876 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000173876 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	16.14%
C000173876 | Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000173876 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000204446 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204446 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204446 | Others
Holdings [Line Items]
Percent of Net Asset Value	(68.70%)
C000204446 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204446 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000204446 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	159.80%
C000204446 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	11.99%
C000204446 | A
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000204446 | Other
Holdings [Line Items]
Percent of Net Asset Value	(23.66%)
C000204446 | Aa
Holdings [Line Items]
Percent of Net Asset Value	104.33%
C000204446 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000204446 | Ba
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000204446 | B
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000204446 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000222294 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222294 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000222294 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	101.35%
C000222294 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.35%)
C000222294 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000227173 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000227173 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000227173 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000227173 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227173 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227173 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000227173 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000227173 | Others
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000230327 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230327 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230327 | Others
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000230327 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000230327 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230327 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230327 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230327 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000230327 | A
Holdings [Line Items]
Percent of Net Asset Value	16.62%
C000230327 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000230327 | Aa
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000230327 | Baa
Holdings [Line Items]
Percent of Net Asset Value	61.91%
C000230327 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.86%
C000230327 | B
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000230327 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232781 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232781 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000232781 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000232781 | Baa
Holdings [Line Items]
Percent of Net Asset Value	97.56%
C000232781 | Ba
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000232781 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000246278 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246278 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246278 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246278 | Others
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
C000246278 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246278 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000246278 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000246278 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.56%
C000246278 | A
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000246278 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000246278 | Aa
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000246278 | Baa
Holdings [Line Items]
Percent of Net Asset Value	24.85%
C000246278 | Ba
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000246278 | B
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000246278 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000246278 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246278 | Equities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000251866 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251866 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251866 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000251866 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000251866 | A
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000251866 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000251866 | Aa
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000251866 | Baa
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000251866 | Ba
Holdings [Line Items]
Percent of Net Asset Value	34.66%
C000251866 | B
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000251866 | Caa
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000251866 | C
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000251866 | D
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000251866 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251866 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251866 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251866 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251866 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253667 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253667 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253667 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253667 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253667 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253667 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000253667 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000253667 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255137 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255137 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255137 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255137 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.20%)
C000255137 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000255137 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000255137 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000255137 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255137 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000255137 | A
Holdings [Line Items]
Percent of Net Asset Value	6.18%
C000255137 | Other
Holdings [Line Items]
Percent of Net Asset Value	(12.65%)
C000255137 | Aa
Holdings [Line Items]
Percent of Net Asset Value	22.98%
C000255137 | Baa
Holdings [Line Items]
Percent of Net Asset Value	17.03%
C000255137 | Ba
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000255137 | B
Holdings [Line Items]
Percent of Net Asset Value	31.74%
C000255137 | Caa
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000255137 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255137 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000255137 | Equities
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000255137 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000256831 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000256831 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256831 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256831 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000256831 | Madrigal Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000256831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000256831 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000256831 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262100 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262100 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262100 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000262100 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000262100 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000262100 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000262100 | A
Holdings [Line Items]
Percent of Net Asset Value	71.45%
C000262100 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000262100 | Aa
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C000262100 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000262100 | B
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000262100 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000263100 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000263100 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000263100 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000263100 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263100 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000263100 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263100 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000263100 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000263100 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000263100 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263100 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263100 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%